General information about financial statements (Details) R$ in Thousands	Jul. 01, 2026 BRL (R$)
Kimberly Clark Tissue
Disclosure of detailed information about business combination [line items]
Goodwill	R$ 1,730,000
FamPro Tissue Holdings B.V. (Arbex)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	2,068,000
Inventories	2,432,000
Trade accounts receivable	3,465,000
Total current assets	7,965,000
Deferred taxes	852,000
Property, plant and equipment	12,411,000
Right of use	384,000
Intangible	2,852,000
Other assets	218,000
Goodwill	1,730,000
Total non-current assets	18,447,000
TOTAL ASSETS	26,412,000
Trade accounts payable	3,564,000
Lease liabilities	104,000
Tax liabilities	114,000
Accrued employee compensation	360,000
Other liabilities	1,235,000
Total current liabilities	5,377,000
Loans, financing and debentures	6,904,000
Lease liabilities	281,000
Employee-related obligations	125,000
Net deferred tax liabilities	1,886,000
Other liabilities	249,000
Total non-current liabilities	9,445,000
TOTAL LIABILITIES	14,822,000
SHAREHOLDERS’ EQUITY	11,590,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	R$ 26,412,000